Revenue - Contract Balances - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unbilled due from customers for contract	₩ 1,340,146	₩ 1,027,039
Due to customers for contract work	(756,316)	(813,207)
Construction contract in progress	₩ 583,830	₩ 213,832